Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
What are the practices with respect to the timing of equity award grants?
The timing of equity award grants is generally at the discretion of the Sempra Board of Directors, subject to recommendations from the SoCalGas Compensation Committee. The Sempra Board of Directors has delegated the authority to its Compensation and Talent Development Committee to oversee the management and control of the operations and administration of Sempra’s long-term incentive plans, which includes the authority to grant annual and special equity awards to senior officers and other employees of SoCalGas.
The Compensation and Talent Development Committee of the Sempra Board of Directors authorizes stock option and other equity awards as part of annual compensation planning that is typically completed in December, with awards granted to eligible employees on the first NYSE trading day of January. Additionally, special equity awards may be granted at other times upon the recommendation of the SoCalGas Compensation Committee in connection with new hires, employees receiving promotions, to reward extraordinary performance or to promote retention. These special equity awards may be granted on the first NYSE trading day of a calendar quarter, on the date of hire or date of promotion, or on such other date determined by the Compensation and Talent Development Committee upon the recommendation of the SoCalGas Compensation Committee.
Grants of equity awards are not timed based on the release of material nonpublic information, nor is material nonpublic information released based on equity award grant dates, vesting events or sale events. For any stock option awards that may be granted to a SoCalGas executive or other employee, the exercise price would be the grant date closing price of Sempra’s common stock on the NYSE. If the grant date falls on a non-trading day, the exercise price would be the closing price of Sempra’s common stock on the NYSE on the last trading day preceding the date of grant.
During 2024, no equity awards were granted to the SoCalGas named executive officers during the four business days prior to or the one business day following the filing of periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information, and disclosure of material nonpublic information has not been timed for the purpose of affecting the value of executive compensation in 2024.

Award Timing Method
The timing of equity award grants is generally at the discretion of the Sempra Board of Directors, subject to recommendations from the SoCalGas Compensation Committee. The Sempra Board of Directors has delegated the authority to its Compensation and Talent Development Committee to oversee the management and control of the operations and administration of Sempra’s long-term incentive plans, which includes the authority to grant annual and special equity awards to senior officers and other employees of SoCalGas.
The Compensation and Talent Development Committee of the Sempra Board of Directors authorizes stock option and other equity awards as part of annual compensation planning that is typically completed in December, with awards granted to eligible employees on the first NYSE trading day of January. Additionally, special equity awards may be granted at other times upon the recommendation of the SoCalGas Compensation Committee in connection with new hires, employees receiving promotions, to reward extraordinary performance or to promote retention. These special equity awards may be granted on the first NYSE trading day of a calendar quarter, on the date of hire or date of promotion, or on such other date determined by the Compensation and Talent Development Committee upon the recommendation of the SoCalGas Compensation Committee.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Grants of equity awards are not timed based on the release of material nonpublic information, nor is material nonpublic information released based on equity award grant dates, vesting events or sale events.
MNPI Disclosure Timed for Compensation Value	false